Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment

Property, plant and equipment is comprised of the following:

	December 31, 2011	December 31, 2012	Estimated Useful Lives
Land and improvements	$92,386	$91,456	10 to 25 years
Buildings and improvements	193,189	197,330	10 to 40 years
Machinery and equipment	415,828	511,753	5 to 10 years
Construction in progress	78,884	95,414

	780,287	895,953
Accumulated depreciation	(160,570)	(267,345)

Property, plant and equipment, net	$619,717	$628,608